Fair Value Measurements (Details) (Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014		Dec. 29, 2013
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	$ 92	[1]	$ 344	[1]
Gain/ (Loss) reclassified from Accumulated OCI into income	196	[1]	107	[1]
Gain/ (Loss) recognized in Other income/expense	(3)	[2]	17	[2]
Foreign exchange contracts [Member] | Sales to customers [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(106)	[1],[3]	45	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	(3)	[1],[3]	49	[1],[3]
Gain/ (Loss) recognized in Other income/expense	(5)	[2],[3]	2	[2],[3]
Foreign exchange contracts [Member] | Cost of products sold [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	58	[1],[3]	271	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	204	[1],[3]	69	[1],[3]
Gain/ (Loss) recognized in Other income/expense	2	[2],[3]	23	[2],[3]
Foreign exchange contracts [Member] | Research and development expense [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	39	[1],[3]	24	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	7	[1],[3]	16	[1],[3]
Gain/ (Loss) recognized in Other income/expense	0	[2],[3]	(4)	[2],[3]
Foreign exchange contracts [Member] | Other Income Expense Net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	80	[1],[3]	(13)	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	3	[1],[3]	(17)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	0	[2],[3]	(4)	[2],[3]
Cross currency interest rate swaps [Member] | Interest (income)/Interest expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	21	[1],[4]	17	[1],[4]
Gain/ (Loss) reclassified from Accumulated OCI into income	(15)	[1],[4]	(10)	[1],[4]
Gain/ (Loss) recognized in Other income/expense	$ 0	[2],[4]	$ 0	[2],[4]

[1]	Effective portion
[2]	Ineffective portion
[3]	Forward foreign exchange contracts
[4]	Cross currency interest rate swaps